Investments in Unconsolidated Affiliates - Earnings from Investments in Unconsolidated Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	$ 33	[1]	$ 26	[2]	$ 23	[3]
Mont Belvieu 1 Fractionator [Member]
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	19		6		0
Mont Belvieu Enterprise Fractionator [Member]
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	14		5		0
Discovery Producer Services LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	1		15		23
Texas Express [Member]
Investments in and Advances to Affiliates [Line Items]
Earnings from unconsolidated affiliates	$ (1)		$ 0		$ 0

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.